Notes Payable - Related Parties (Details Narrative) - USD ($)											3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 21, 2017	Dec. 30, 2016	Dec. 30, 2016	Nov. 30, 2016	Dec. 31, 2014	Dec. 24, 2013	Mar. 13, 2013	Nov. 24, 2012	Apr. 16, 2012	Mar. 29, 2012	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Notes payable, related parties											$ 102,294		$ 102,294		$ 127,408
Interest payable											335,337		335,337		282,147	$ 274,564
Interest expense, debt											116		116
Interest expenses of notes payable in related parties											36,319	$ 3,556	105,757	$ 11,288	15,772	1,936,244
Discount on notes payable - related parties for debt discount	$ 38,836
Amortization of debt discount											1,064		1,064
Related Parties [Member]
Notes payable, related parties											537,266		537,266		358,177	220,214
Interest payable											25,931		25,931		1,125	12,852
Interest expense, debt															1,647,610	1,936,244
Bridge Notes [Member]
Interest payable															1,125
Debt instrument, maturity date, description		the Bridge Notes were converted by the note holders into the Related Notes due December 31, 2018	the Bridge Notes were converted by the note holders into the Related Notes due December 31, 2018
Mr. Shealy [Member]
Debt instrument, maturity date					Jan. 01, 2020
Repayments of debt					$ 193,453
Robert And Michael Taglich [Member]
Debt beneficial interest rate	5.00%			5.00%
Unsecured Promissory Note Payable [Member] | Director [Member]
Notes payable, related parties										$ 238,000
Long-term debt, percentage bearing fixed interest, percentage rate									10.00%	10.00%
Debt instrument, maturity date									Jul. 15, 2012	Sep. 27, 2012
Debt instrument maturity date extension									Nov. 24, 2012	Nov. 24, 2012
Interest payable									$ 12,000
Promissory Note Payable [Member]
Interest payable																1,396
Repayments of debt															$ 127,408	$ 164,799
Promissory Note Payable [Member] | Mr. Shealy [Member]
Debt instrument, maturity date								Jan. 01, 2014
Debt instrument maturity date extension						Jan. 01, 2015
Combined promissory note face amount						$ 250,000	$ 250,000	$ 250,000
Repayments of debt							$ 100,000
Promissory Note Payable [Member] | Robert And Michael Taglich [Member]
Debt instrument, maturity date				Dec. 01, 2017
Maximum aggregate principal amount				$ 225,000
Debt beneficial interest rate				5.00%
Debt instrument, interest rate, stated percentage				8.00%
Convertible Promissory Notes Payable [Member]
Notes payable, related parties	$ 154,640
Debt beneficial interest rate	5.00%
Warrant exercise price	$ 0.30
Convertible Promissory Notes Payable [Member] | March 21, 2018 [Member]
Debt instrument, original issue discount	$ 4,640
Debt instrument, interest rate, stated percentage	8.00%
Debt instrument, interest rate, effective percentage	7.00%
Convertible Promissory Notes Payable [Member] | Bridge Notes [Member]
Debt instrument, maturity date	Sep. 21, 2018
Interest payable		$ 0	$ 0
Debt beneficial interest rate	12.00%
Debt instrument, convertible, beneficial conversion feature		$ 144,231
Debt instrument, interest rate description	Any interest not paid at maturity will also accrue interest at the annual rate of 12% instead of 8%.
Interest expense, debt											$ 18,029		$ 54,087
Number of warrants issued in connection with note	150,000
Convertible Promissory Notes Payable [Member] | Robert And Michael Taglich [Member]
Debt instrument, maturity date		Dec. 31, 2018
Maximum aggregate principal amount		$ 375,000	375,000
Debt beneficial interest rate		5.00%
Convertible Promissory Notes Payable [Member] | Robert And Michael Taglich [Member] | Bridge Notes [Member]
Debt instrument, maturity date		Dec. 31, 2018
Maximum aggregate principal amount		$ 150,000	$ 150,000
Debt instrument, interest rate, stated percentage		12.00%	12.00%
Debt instrument, convertible, beneficial conversion feature		$ 225,000
Percentage of interest payable quarterly		6.00%	6.00%
Debt instrument, convertible, conversion price		$ 0.65	$ 0.65
Convertible Promissory Notes Payable [Member] | Investors [Member] | Bridge Notes [Member]
Debt instrument, interest rate, stated percentage		14.00%	14.00%
Debt instrument, interest rate description		Any interest not paid quarterly will also accrue interest at the annual rate of 8% instead of 6%.